Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Statement of comprehensive income [abstract]
Net income	$ 2,456	$ 2,398	$ 1,324	$ 4,854	$ 3,650
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(1,956)	(1,406)	712	(3,362)	(474)
Net gains (losses) on hedges of net investments in foreign operations	625	506	(417)	1,131	(188)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(17)	(7)	69	(24)	70
Net gains (losses) on hedges of net investments in foreign operations	164	133	(109)	297	(49)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(1,478)	(1,026)	335	(2,504)	(683)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(617)	(59)	1,003	(676)	1,177
Reclassification of net (gains) losses to net income	250	106	(960)	356	(1,035)
Income tax expense (benefit):
Net gains (losses) in fair value	(151)	(17)	222	(168)	294
Reclassification of net (gains) losses to net income	61	24	(240)	85	(265)
Other comprehensive income net of tax available for sale financial assets net of tax	(277)	40	61	(237)	113
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(881)	1,138	1,615	257	1,842
Reclassification of net (gains) losses to net income	666	(1,392)	(1,310)	(726)	(1,432)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(249)	306	417	57	484
Reclassification of net (gains) losses to net income	195	(362)	(331)	(167)	(368)
Other comprehensive income net of tax cash flow hedges	(161)	(198)	219	(359)	294
Other comprehensive income (loss) from investments in associates	15	12	8	27	(19)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	887	641	(49)	1,528	(407)
Income tax expense (benefit)	235	171	1	406	(92)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	652	470	(50)	1,122	(315)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	183	169	(190)	352	(136)
Income tax expense (benefit)	60	22	(56)	82	(38)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	123	147	(134)	270	(98)
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(140)	(178)	404	(318)	392
Income tax expense (benefit)	(36)	(47)	106	(83)	103
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(104)	(131)	298	(235)	289
Other comprehensive income (loss) from investments in associates	(14)	19	(1)	5	(8)
Other comprehensive income (loss)	(1,244)	(667)	736	(1,911)	(427)
Total comprehensive income	1,212	1,731	2,060	2,943	3,223
Comprehensive income (loss) attributable to non-controlling interests	40	83	(10)	123	(48)
Comprehensive income attributable to equity holders of the Bank	1,172	1,648	2,070	2,820	3,271
Preferred shareholders and other equity instrument holders	77	43	66	120	91
Common shareholders	$ 1,095	$ 1,605	$ 2,004	$ 2,700	$ 3,180